Total Capital and Net Income Per Common Unit - Additional Information - Net Income (Loss) Per Common Unit (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred unitholders' interest in comprehensive income	$ 32.2	$ 31.5	$ 42.1
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in units)	72.3	72.3	72.3
Restricted Unit
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in units)	0.5	0.1	0.4
Series C, C-1 and D Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in units)			31.9